Subsequent Events Considerations	6 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Subsequent Events Considerations

4. Subsequent Events Considerations

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. The Company has evaluated all subsequent events and determined that there are no material recognized or unrecognized subsequent events requiring disclosure other than noted below.

On October 4, 2016, the Company completed a registered secondary public offering in which 4,600,000 ordinary shares were sold at a public offering price of $16.50 per share. All of the shares sold in the secondary offering were sold by the Company’s existing shareholders and the Company did not receive any proceeds from the sale of these shares. The Company incurred approximately $0.6 million in offering expenses on behalf of the selling shareholders, all of which were incurred and accrued as of September 30, 2016.